LOANS AND BORROWINGS - Summary of Reconciliation of Movements of Liabilities To Cash Flows Arising From Financing Activities (Detail) - USD ($)			1 Months Ended	12 Months Ended
	Jun. 18, 2021	Mar. 24, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes from financing cash flows
Proceeds from the issuance of new shares				$ 335,636,000	$ 188,644,000	$ 279,126,000
Cash received from merger with CIIG		$ 631,297,000		631,297,000	0	0
Proceeds from the issuance of shares to warrant holders				223,267,000
Proceeds from exercise of employee share option plan				1,383,000	0	0
Change in fair value of embedded derivatives				33,900,000	0	0
Warrants issued by Arrival		208,586,000		208,586,000
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival				0
Change in fair value of warrants	$ 99,290,970		$ 23,007,827	122,299,000	0	0
Reduction of capital of Arrival				0
Equity-settled share-based payments				5,189,000	28,385,000
Fair value of shares issued		$ 1,591,090,000		1,591,090,000
Treasury shares				(1,203,000)
Interest on leases				9,852,000	5,429,000	2,881,000
Total non-current lease liabilities			451,525,000	451,525,000	107,870,000
Total current loans and borrowings			14,258,000	14,258,000	5,221,000
Proceed from the issuance of new shares				335,636,000	0	0
Issuance of shares to warrant holders				140,599,000	0	0
Proceeds from issue of preference shares				0	188,576,000	111,900,000
Proceeds from borrowings, classified as financing activities				0	14,182,000	0
Repayments of borrowings, classified as financing activities				0	(14,182,000)	0
Convertible notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of year				0	0
Changes from financing cash flows
Payment of lease liabilities				0	0
Payment of interest				0	0
Proceeds from the issuance of new shares				0	0
Proceeds from borrowings					0
Repayment of borrowings					0
Cash received from merger with CIIG				0
Cash paid for redemption of public warrants				0
Proceeds from the issuance of shares to warrant holders				0
Proceeds from exercise of employee share option plan				0
Issuance of convertible notes				310,400,000
Transaction costs for convertible notes				(850,000)
Total changes from financing cash flows				309,550,000	0
The effects of changes in foreign exchange rates				0	0
Contribution by Kinetik without the issuance of shares					0
Restrictive Share Plan To Employees					0
Embedded derivative separation from convertible notes				(152,500,000)
Change in fair value of embedded derivatives				0
Warrants issued by Arrival				0
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival				0
Change in fair value of warrants				0
Warrants exercised				0
Reduction of capital of Arrival				0
Equity-settled share-based payments				0	0
Fair value of shares issued				0
Treasury shares				0
Allocation of treasury shares to employees				0
Interest payable				3,153,000	0
Interest on leases				0	0
New leases				0	0
Modification of leases				0	0
Cancellation of leases				0
Lease prepayments of 2020				0
Total of other changes				(149,347,000)	0
Balance as of end of the year			160,203,000	160,203,000	0	0
Total non-current lease liabilities			159,021,000	159,021,000	0
Interest payable			1,182,000	1,182,000	0
Embedded derivatives
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of year				0	0
Changes from financing cash flows
Payment of lease liabilities				0	0
Payment of interest				0	0
Proceeds from the issuance of new shares				0	0
Proceeds from borrowings					0
Repayment of borrowings					0
Cash received from merger with CIIG				0
Cash paid for redemption of public warrants				0
Proceeds from the issuance of shares to warrant holders				0
Proceeds from exercise of employee share option plan				0
Issuance of convertible notes				0
Transaction costs for convertible notes				0
Total changes from financing cash flows				0	0
The effects of changes in foreign exchange rates				0	0
Contribution by Kinetik without the issuance of shares					0
Restrictive Share Plan To Employees					0
Embedded derivative separation from convertible notes				152,500,000
Change in fair value of embedded derivatives				(33,900,000)
Warrants issued by Arrival				0
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival				0
Change in fair value of warrants				0
Warrants exercised				0
Reduction of capital of Arrival				0
Equity-settled share-based payments				0	0
Fair value of shares issued				0
Treasury shares				0
Allocation of treasury shares to employees				0
Interest payable				0	0
Interest on leases				0	0
New leases				0	0
Modification of leases				0	0
Cancellation of leases				0
Lease prepayments of 2020				0
Total of other changes				118,600,000	0
Balance as of end of the year			118,600,000	118,600,000	0	0
Total non-current lease liabilities			118,600,000	118,600,000	0
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of year				113,091,000	25,997,000
Changes from financing cash flows
Payment of lease liabilities				(4,027,000)	(2,719,000)
Payment of interest				(8,900,000)	(4,960,000)
Proceeds from the issuance of new shares				0	0
Proceeds from borrowings					0
Repayment of borrowings					0
Cash received from merger with CIIG				0
Cash paid for redemption of public warrants				0
Proceeds from the issuance of shares to warrant holders				0
Proceeds from exercise of employee share option plan				0
Issuance of convertible notes				0
Transaction costs for convertible notes				0
Total changes from financing cash flows				(12,927,000)	(7,679,000)
The effects of changes in foreign exchange rates				(2,991,000)	3,985,000
Contribution by Kinetik without the issuance of shares					0
Restrictive Share Plan To Employees					0
Embedded derivative separation from convertible notes				0
Change in fair value of embedded derivatives				0
Warrants issued by Arrival				0
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival				0
Change in fair value of warrants				0
Warrants exercised				0
Reduction of capital of Arrival				0
Equity-settled share-based payments				0	0
Fair value of shares issued				0
Treasury shares				0
Allocation of treasury shares to employees				0
Interest payable				0	0
Interest on leases				9,852,000	5,429,000
New leases				85,776,000	57,220,000
Modification of leases				75,000	28,139,000
Cancellation of leases				(4,693,000)
Lease prepayments of 2020				(1,203,000)
Total of other changes				89,807,000	90,788,000
Balance as of end of the year			186,980,000	186,980,000	113,091,000	25,997,000
Total non-current lease liabilities			173,904,000	173,904,000	107,870,000
Current portion of lease liabilities			13,076,000	13,076,000	5,221,000
Warrants
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of year				0
Changes from financing cash flows
Payment of lease liabilities				0	0
Payment of interest				0	0
Proceeds from the issuance of new shares				0	0
Proceeds from borrowings					0
Repayment of borrowings					0
Cash received from merger with CIIG				0
Cash paid for redemption of public warrants				(7,000)
Proceeds from the issuance of shares to warrant holders				0
Proceeds from exercise of employee share option plan				0
Issuance of convertible notes				0
Transaction costs for convertible notes				0
Total changes from financing cash flows				(7,000)	0
The effects of changes in foreign exchange rates				0	0
Contribution by Kinetik without the issuance of shares					0
Restrictive Share Plan To Employees					0
Embedded derivative separation from convertible notes				0
Change in fair value of embedded derivatives				0
Warrants issued by Arrival				208,586,000
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival				0
Change in fair value of warrants				(122,299,000)
Warrants exercised				(82,669,000)
Reduction of capital of Arrival				0
Equity-settled share-based payments				0	0
Fair value of shares issued				0
Treasury shares				0
Allocation of treasury shares to employees				0
Interest on leases				0	0
New leases				0	0
Modification of leases				0	0
Lease prepayments of 2020				0
Total of other changes				3,618,000	0
Balance as of end of the year			3,611,000	3,611,000	0
Share capital/premium
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of year				605,844,000	417,200,000
Changes from financing cash flows
Payment of lease liabilities				0	0
Payment of interest				0	0
Proceeds from the issuance of new shares				335,636,000
Cash received from merger with CIIG				631,297,000
Cash paid for redemption of public warrants				0
Proceeds from exercise of employee share option plan				0
Issuance of convertible notes				0
Transaction costs for convertible notes				0
Total changes from financing cash flows				1,107,532,000	188,576,000
The effects of changes in foreign exchange rates				0	0
Contribution by Kinetik without the issuance of shares					68,000
Restrictive Share Plan To Employees					0
Embedded derivative separation from convertible notes				0
Change in fair value of embedded derivatives				0
Warrants issued by Arrival				0
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival				4,391,621,000
Change in fair value of warrants				0
Warrants exercised				244,000
Reduction of capital of Arrival				0
Equity-settled share-based payments				0	0
Fair value of shares issued				88,871,000
Treasury shares				0
Allocation of treasury shares to employees				0
Interest payable				0	0
Interest on leases				0	0
New leases				0	0
Modification of leases				0	0
Cancellation of leases				0
Lease prepayments of 2020				0
Total of other changes				4,480,736,000	68,000
Balance as of end of the year			6,194,112,000	6,194,112,000	605,844,000	417,200,000
Total liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of year				113,091,000	25,997,000
Changes from financing cash flows
Payment of lease liabilities				(4,027,000)	(2,719,000)
Payment of interest				(8,900,000)	(4,960,000)
Proceeds from the issuance of new shares				0	0
Proceeds from borrowings					0
Repayment of borrowings					0
Cash received from merger with CIIG				0
Cash paid for redemption of public warrants				(7,000)
Proceeds from the issuance of shares to warrant holders				0
Proceeds from exercise of employee share option plan				0
Issuance of convertible notes				310,400,000
Transaction costs for convertible notes				(850,000)
Total changes from financing cash flows				296,616,000	(7,679,000)
The effects of changes in foreign exchange rates				(2,991,000)	3,985,000
Contribution by Kinetik without the issuance of shares					0
Restrictive Share Plan To Employees					0
Embedded derivative separation from convertible notes				0
Change in fair value of embedded derivatives				(33,900,000)
Warrants issued by Arrival				208,586,000
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival				0
Change in fair value of warrants				(122,299,000)
Warrants exercised				(82,669,000)
Reduction of capital of Arrival				0
Equity-settled share-based payments				0	0
Fair value of shares issued				0
Treasury shares				0
Allocation of treasury shares to employees				0
Interest payable				3,153,000	0
Interest on leases				9,852,000	5,429,000
New leases				85,776,000	57,220,000
Modification of leases				75,000	28,139,000
Cancellation of leases				(4,693,000)
Lease prepayments of 2020				(1,203,000)
Total of other changes				62,678,000	90,788,000
Balance as of end of the year			469,394,000	469,394,000	113,091,000	25,997,000
Other
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of year				0	0
Changes from financing cash flows
Payment of lease liabilities				0	0
Payment of interest				(322,000)	(59,000)
Proceeds from the issuance of new shares				0	0
Proceeds from borrowings					0
Repayment of borrowings					0
Cash received from merger with CIIG				0
Cash paid for redemption of public warrants				0
Proceeds from the issuance of shares to warrant holders				0
Proceeds from exercise of employee share option plan				0
Issuance of convertible notes				0
Transaction costs for convertible notes				0
Total changes from financing cash flows				(322,000)	(59,000)
The effects of changes in foreign exchange rates				0	0
Contribution by Kinetik without the issuance of shares					0
Restrictive Share Plan To Employees					0
Embedded derivative separation from convertible notes				0
Change in fair value of embedded derivatives				0
Warrants issued by Arrival				0
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival				0
Change in fair value of warrants				0
Warrants exercised				0
Reduction of capital of Arrival				0
Equity-settled share-based payments				0	0
Fair value of shares issued				0
Treasury shares				0
Allocation of treasury shares to employees				0
Interest payable				322,000	59,000
Interest on leases				0	0
New leases				0	0
Modification of leases				0	0
Cancellation of leases				0
Lease prepayments of 2020				0
Total of other changes				322,000	59,000
Balance as of end of the year			0	0	0	0
Other reserves
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of year				79,888,000	3,023,000
Changes from financing cash flows
Payment of lease liabilities				0	0
Payment of interest				0	0
Proceeds from the issuance of new shares				0	0
Proceeds from borrowings					0
Repayment of borrowings					0
Cash received from merger with CIIG				0
Cash paid for redemption of public warrants				0
Proceeds from the issuance of shares to warrant holders				0
Issuance of convertible notes				0
Transaction costs for convertible notes				0
Total changes from financing cash flows				1,383,000	0
The effects of changes in foreign exchange rates				(18,573,000)	16,490,000
Contribution by Kinetik without the issuance of shares					0
Restrictive Share Plan To Employees					31,990,000
Embedded derivative separation from convertible notes				0
Change in fair value of embedded derivatives				0
Warrants issued by Arrival				0
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival				(4,391,621,000)
Change in fair value of warrants				0
Warrants exercised				82,424,000
Equity-settled share-based payments				5,189,000	28,385,000
Fair value of shares issued				870,922,000
Treasury shares				(1,203,000)
Allocation of treasury shares to employees				83,000
Interest payable				0	0
Interest on leases				0	0
New leases				0	0
Modification of leases				0	0
Cancellation of leases				0
Lease prepayments of 2020				0
Total of other changes				(3,434,171,000)	60,375,000
Balance as of end of the year			(3,371,473,000)	(3,371,473,000)	79,888,000	3,023,000
Movement in Liabilities To Cash Flows
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of year				798,823,000	446,220,000
Changes from financing cash flows
Payment of lease liabilities				(4,027,000)	(2,719,000)
Payment of interest				(9,222,000)	(5,019,000)
Proceeds from the issuance of new shares				335,636,000	188,576,000
Proceeds from borrowings					14,182,000
Repayment of borrowings					(14,182,000)
Cash received from merger with CIIG				631,297,000
Cash paid for redemption of public warrants				(7,000)
Proceeds from the issuance of shares to warrant holders				140,599,000
Proceeds from exercise of employee share option plan				1,383,000
Issuance of convertible notes				310,400,000
Transaction costs for convertible notes				(850,000)
Total changes from financing cash flows				1,405,209,000	180,838,000
The effects of changes in foreign exchange rates				(21,564,000)	20,475,000
Contribution by Kinetik without the issuance of shares					68,000
Restrictive Share Plan To Employees					31,990,000
Embedded derivative separation from convertible notes				0
Change in fair value of embedded derivatives				(33,900,000)
Warrants issued by Arrival				208,586,000
Adjustment of shareholding transferred from Arrival Luxembourg S.à r.l. to Arrival				0
Change in fair value of warrants				(122,299,000)
Warrants exercised				(1,000)
Reduction of capital of Arrival				35,000
Equity-settled share-based payments				5,189,000	28,385,000
Fair value of shares issued				959,793,000
Treasury shares				(1,203,000)
Allocation of treasury shares to employees				83,000
Interest payable				3,475,000	59,000
Interest on leases				9,852,000	5,429,000
New leases				85,776,000	57,220,000
Modification of leases				75,000	28,139,000
Cancellation of leases				(4,693,000)
Lease prepayments of 2020				(1,203,000)
Total of other changes				1,109,565,000	151,290,000
Balance as of end of the year			$ 3,292,033,000	$ 3,292,033,000	$ 798,823,000	$ 446,220,000